Statements of Cash Flows (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Cash Flows [Abstract]
Dividends payable	$ 151,002	$ 167,780	$ 167,780	$ 218,114
Loan origination fees			13,293	109,500
Interest paid	$ 420,832	$ 457,599	$ 1,729,753	$ 1,882,663
Stock purchased through stock repurchase program				100,613